WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 43.7%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$575,079
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	719,376
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	34,387
AT&T Inc., Senior Notes	2.250%	2/1/32	560,000	452,345
AT&T Inc., Senior Notes	2.550%	12/1/33	380,000	303,109
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	721,892
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	282,883
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	924,423
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	132,555
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	468,743
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	478,044
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	346,975
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	759,926
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	840,000	710,762
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,285,000	1,876,292
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	120,000	115,713
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,800,000	1,300,951
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	25,497

Total Diversified Telecommunication Services				10,228,952

Entertainment - 0.4%
Magallanes Inc., Senior Notes	3.755%	3/15/27	860,000	803,709	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	280,000	255,185	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	1,970,000	1,718,034	(a)
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	170,028

Total Entertainment				2,946,956

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	91,419
Alphabet Inc., Senior Notes	0.800%	8/15/27	220,000	192,325
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	195,841
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	176,599
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	99,074
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	980,000	918,618	(a)

Total Interactive Media & Services				1,673,876

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$4,930,000	$4,915,400
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	442,560
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	133,675
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	276,403
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,907,855
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	321,333
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	183,743
Comcast Corp., Senior Notes	4.150%	10/15/28	2,320,000	2,301,709
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	271,188
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	196,987
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	171,303
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	43,461
Comcast Corp., Senior Notes	3.450%	2/1/50	100,000	79,000
Comcast Corp., Senior Notes	2.800%	1/15/51	50,000	34,647
Comcast Corp., Senior Notes	2.937%	11/1/56	81,000	54,975
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	169,650
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	208,096

Total Media				11,711,985

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	478,673
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	86,351
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,990,000	2,765,716
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	241,614
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	200,750
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	200,000	146,585
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	40,000	28,693

Total Wireless Telecommunication Services				3,948,382

TOTAL COMMUNICATION SERVICES				30,510,151

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	191,940
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,227,221
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	130,000	105,013
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	1,150,000	1,052,987

Total Automobiles				2,577,161

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	$310,000	$293,481
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	36,894
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	798,327
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	314,708
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	74,457
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	128,800
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	551,558
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	155,481
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	638,718
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	227,908
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	48,654

Total Hotels, Restaurants & Leisure				3,268,986

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	198,000	197,515
Newell Brands Inc., Senior Notes	4.450%	4/1/26	10,000	9,418

Total Household Durables				206,933

Internet & Direct Marketing Retail - 0.7%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,016,207
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	221,906
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	625,144
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	311,324
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,009,652
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	716,611
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	133,360
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	163,795
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	167,349
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	56,455

Total Internet & Direct Marketing Retail				5,421,803

Multiline Retail - 0.1%
Dollar General Corp., Senior Notes	3.250%	4/15/23	50,000	49,833
Target Corp., Senior Notes	2.250%	4/15/25	450,000	432,513

Total Multiline Retail				482,346

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	2,160,000	2,042,037
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	770,312
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	39,705
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	176,014
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	26,423

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	$460,000	$394,798
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	207,267

Total Specialty Retail				3,656,556

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	251,752
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	401,792
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	377,345
NIKE Inc., Senior Notes	3.250%	3/27/40	100,000	84,909
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	16,684

Total Textiles, Apparel & Luxury Goods				1,132,482

TOTAL CONSUMER DISCRETIONARY				16,746,267

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	224,660
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,450,000	1,364,446
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,078,149
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	470,157
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	420,000	416,503
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	49,863
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	73,447
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	219,388
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	550,456
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	48,217
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	57,048
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	253,538

Total Beverages				4,805,872

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	745,240
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	143,399
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	122,590
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	45,029
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	92,585

Total Food & Staples Retailing				1,148,843

Food Products - 0.3%
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	130,138
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	349,539	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,080,367	(a)

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - (continued)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	$300,000	$299,853	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	842,774

Total Food Products				2,702,671

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	121,003
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	77,118
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	245,090

Total Household Products				443,211

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	123,733
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	57,184
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,830,000	2,140,929
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	110,098
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,378,755
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	460,506	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	275,348
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	249,891

Total Tobacco				4,796,444

TOTAL CONSUMER STAPLES				13,897,041

ENERGY - 6.5%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	17,000	16,832

Oil, Gas & Consumable Fuels - 6.5%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	162,843
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	412,550
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,570,000	1,520,696
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	944,821
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	303,431
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	307,927	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	443,690
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	240,505
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	47,851
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	613,222
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	459,039
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,007,444
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	547,068
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	47,920	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	180,000	179,012	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	$1,830,000	$1,747,446	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	548,263	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,405,072
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	361,285
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	121,550
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	89,125
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	83,067
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	345,657
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	499,701
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	138,200
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,294,283
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	19,940
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	379,155
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	323,577
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	68,888
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,260,000	1,133,468
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	223,207
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	88,374
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	499,960
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,247,480
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	651,159
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	379,040
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	64,499
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	84,972
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	39,269
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	741,240
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	210,046
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	625,637
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	535,710
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	49,451
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,810,586
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,627,109
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	28,616
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,001,623	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	545,261	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	408,730
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	215,158
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	116,945

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	$1,170,000	$827,775	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	756,935
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,094,784
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	146,094
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	227,601
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	120,000	125,400
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,774,115
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	874,926
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	460,904
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	585,156	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	479,945
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	340,316
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,629,001	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	300,000	295,577
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	717,482
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	651,541
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	268,234
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	301,974
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	329,800
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	543,004	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	847,865	(a)
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,508,726
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	385,958
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	206,689
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	389,338
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,632,250	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	810,000	808,528
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	740,000	636,882	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,628,872
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	230,000	217,433
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	120,000	108,468
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	130,000	129,505	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	888,607

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	$230,000	$207,061
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	326,486

Total Oil, Gas & Consumable Fuels				52,344,000

TOTAL ENERGY				52,360,832

FINANCIALS - 17.9%
Banks - 13.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	306,149	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	997,035
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,317,056
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.543%	4/12/23	800,000	800,001	(b)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,690,133	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	599,609
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	931,892
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,563,070
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	447,874
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	100,116	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	564,511	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	464,547	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	512,957	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	567,955	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,456,927	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	649,514	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,074,251	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,420,957	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	3,953,724	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	206,246	(b)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	$470,000	$458,390	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	709,062
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	317,494
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,360,000	1,340,389
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	867,749
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	444,212
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	955,438	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	252,277	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	714,375	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	553,282	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,005,970	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	361,440	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375%to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	327,644	(a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	468,863
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,766,654
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	44,474
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	77,218
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	520,613	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	652,786	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	355,540	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	782,741	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	1,722,617	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,542,816	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	630,454	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	$630,000	$621,475	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	667,376
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	893,003
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	177,638
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,870,000	3,775,377
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	267,150
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	113,127
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	2,931,573
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,079,781	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	367,349	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	198,156	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,411,149	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	187,847	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	200,420	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,430,000	1,395,150	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,083,176	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,050,977	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	694,939	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	659,235	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	428,957
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	997,936	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	388,098	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,513,589	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,184,365
JPMorgan Chase & Co., Senior Notes (1.514%to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,379,951	(b)
JPMorgan Chase & Co., Senior Notes (2.083%to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	804,560	(b)

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.522%to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	$700,000	$592,742	(b)
JPMorgan Chase & Co., Senior Notes (3.845%to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	4,480,000	4,433,686	(b)
JPMorgan Chase & Co., Senior Notes (4.005%to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,117,771	(b)
JPMorgan Chase & Co., Senior Notes (4.023%to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,244,920	(b)
JPMorgan Chase & Co., Senior Notes (4.452%to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,169,502	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,782,754
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,031,474
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	664,015
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,434,961
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	332,395	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	329,456	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	583,579	(b)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	198,946	(b)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	860,000	841,641	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,413,654
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	780,372
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	424,032
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	217,477
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	597,321	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	889,380
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	423,731
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,460,000	1,432,706
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	4,978,212
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	993,321
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	6,840,000	6,822,777
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	680,677
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	485,184

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	$880,000	$824,014	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	166,027	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	330,000	317,891	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,080,000	1,057,233	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	392,914
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,067,581
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	83,333

Total Banks				109,775,055

Capital Markets - 2.8%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	254,303
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,490,000	1,455,715	(b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	601,321
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,789,594
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,489,443
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	502,840
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/3/22	71,000	55,913	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	409,332
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	993,260
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,480,318
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	278,830
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	557,552
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,297,674
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	155,111
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	142,044	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	702,701	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,237,279	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,870,000	1,845,450
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	520,000	516,219

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$1,560,000	$1,465,917	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	865,982	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,312,953	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	286,979	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	662,947	(a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	574,187	(a)(b)

Total Capital Markets				22,933,864

Consumer Finance - 0.5%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,498,162
American Express Co., Senior Notes	3.375%	5/3/24	790,000	781,434
American Express Co., Senior Notes	2.500%	7/30/24	420,000	408,617
American Express Co., Senior Notes	4.050%	5/3/29	150,000	145,574
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	933,279	(a)(b)

Total Consumer Finance				3,767,066

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	829,230
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	774,155
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	414,086	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	562,679	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	475,009	(d)(e)

Total Diversified Financial Services				3,055,159

Insurance - 0.6%
American International Group Inc., Senior Notes	2.500%	6/30/25	280,000	267,043
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	97,903
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	164,512	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,369,304	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	431,024	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	947,240	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	$340,000	$310,928	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	966,197	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	146,425	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	37,744	(a)

Total Insurance				4,738,320

TOTAL FINANCIALS				144,269,464

HEALTH CARE - 3.8%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	219,849
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	878,293
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	109,793
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,015,042
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	563,590
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	500,852
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	169,888
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,320,000	2,120,769
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	70,471
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	119,499
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	691,502
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	89,854
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	750,000	704,460	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	390,000	354,573	(a)

Total Biotechnology				7,608,435

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	698,441
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	431,602
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	848,000	838,450
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	23,000	22,808
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	200,000	189,931

Total Health Care Equipment & Supplies				2,181,232

Health Care Providers & Services - 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,060,534
Cigna Corp., Senior Notes	3.750%	7/15/23	114,000	114,016
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	814,015
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	735,429

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	4.375%	10/15/28	$2,180,000	$2,148,469
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	862,253
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	778,859
CVS Health Corp., Senior Notes	4.300%	3/25/28	911,000	901,120
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	197,524
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	80,542
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	269,067
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	260,457
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	232,650
Elevance Health Inc., Senior Notes	4.100%	5/15/32	380,000	366,079
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	37,661
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	109,960
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,797,702
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	80,677
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	944,568
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	728,106
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	97,255
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	69,968
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	149,940
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	398,965
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	155,903
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,132,616
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	650,342
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	59,906
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	55,400
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	19,060

Total Health Care Providers & Services				15,309,043

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	869,917
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	476,538
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	265,973
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,336,144
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	528,116
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	479,503
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	240,070
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	648,421
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	405,391

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Pfizer Inc., Senior Notes	1.700%	5/28/30	$430,000	$364,108
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	228,696

Total Pharmaceuticals				5,842,877

TOTAL HEALTH CARE				30,941,587

INDUSTRIALS - 2.4%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	834,438
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,126,813
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	66,148
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	82,016
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	291,956
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,477,839
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	592,368
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	365,168
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,570
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	335,273
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	19,283
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	226,000	224,274
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,220,000	1,196,937
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,315,848
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	189,547
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	205,054
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	280,136
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	88,209
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	376,472

Total Aerospace & Defense				10,077,349

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	240,000	207,622
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	51,036

Total Building Products				258,658

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,025,934
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	732,987

Total Commercial Services & Supplies				1,758,921

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,638,132

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	$100,000	$86,156
3M Co., Senior Notes	3.050%	4/15/30	90,000	80,161
3M Co., Senior Notes	3.700%	4/15/50	80,000	65,084
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	309,772

Total Industrial Conglomerates				541,173

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	18,720
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	221,633
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	207,818

Total Machinery				448,171

Road & Rail - 0.3%
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	1,550,000	1,325,521
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	597,923
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	283,349

Total Road & Rail				2,206,793

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	294,580
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	741,819	(a)

Total Trading Companies & Distributors				1,036,399

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	704,505	(a)

TOTAL INDUSTRIALS				19,670,101

INFORMATION TECHNOLOGY - 2.8%
IT Services - 0.4%
Mastercard Inc., Senior Notes	3.375%	4/1/24	230,000	229,378
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	36,302
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	395,218
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	220,000	216,908
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,369,108
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	369,070
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	308,217

Total IT Services				2,924,201

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	2,010,000	1,524,743	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	139,421
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	168,032
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	208,441
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	95,464
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	559,093

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/50	$60,000	$49,786
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	284,376
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	247,285
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,053,301
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,058,862

Total Semiconductors & Semiconductor Equipment				5,388,804

Software - 1.1%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	338,417
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,060,000	2,922,452
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,220,000	1,199,747
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	9,424
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,883
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,018,743
Oracle Corp., Senior Notes	1.650%	3/25/26	420,000	378,942
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	248,971
Salesforce Inc., Senior Notes	3.250%	4/11/23	370,000	369,335
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	247,967
Workday Inc., Senior Notes	3.500%	4/1/27	170,000	162,280
Workday Inc., Senior Notes	3.700%	4/1/29	1,330,000	1,248,270
Workday Inc., Senior Notes	3.800%	4/1/32	1,200,000	1,098,943

Total Software				9,251,374

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,768,181
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,065,745
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,113,629
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	78,721
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	814,306

Total Technology Hardware, Storage & Peripherals				4,840,582

TOTAL INFORMATION TECHNOLOGY				22,404,961

MATERIALS - 2.0%
Chemicals - 0.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	880,000	865,828	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,200,000	1,078,277	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	539,459	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	662,744	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	587,731	(a)

Total Chemicals				3,734,039

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	$990,000	$971,053	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	676,571	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,110,000	1,052,339	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	142,513
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	370,433	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,788,210	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,221,952	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,039,308
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,100,168
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	724,983
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,258,000	1,307,194

Total Metals & Mining				10,394,724

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,695,560

TOTAL MATERIALS				15,824,323

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	453,399	(a)

UTILITIES - 0.7%
Electric Utilities - 0.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	117,926	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	651,212	(a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	171,840
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	2,000,000	1,897,620
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	786,173
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	651,873
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	707,625	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	389,992	(a)

TOTAL UTILITIES				5,374,261

TOTAL CORPORATE BONDS & NOTES (Cost - $373,470,915)				352,452,387

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.8%
U.S. Government Obligations - 24.8%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	143,531
U.S. Treasury Bonds	3.625%	8/15/43	550,000	553,137
U.S. Treasury Bonds	3.750%	11/15/43	6,450,000	6,609,738

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.625%	2/15/44	$1,360,000	$1,365,259
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,290,656
U.S. Treasury Bonds	1.625%	11/15/50	10,020,000	6,860,765
U.S. Treasury Bonds	1.875%	2/15/51	38,190,000	27,883,176
U.S. Treasury Bonds	2.375%	5/15/51	9,370,000	7,717,074
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	2,412,766
U.S. Treasury Bonds	1.875%	11/15/51	5,530,000	4,028,691
U.S. Treasury Bonds	2.250%	2/15/52	17,825,000	14,243,289
U.S. Treasury Bonds	3.000%	8/15/52	4,260,000	4,039,678
U.S. Treasury Notes	2.250%	11/15/25	6,190,000	5,957,875
U.S. Treasury Notes	0.375%	11/30/25	2,540,000	2,298,402
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,135,218
U.S. Treasury Notes	1.875%	7/31/26	2,960,000	2,793,038
U.S. Treasury Notes	1.625%	9/30/26	220,000	205,270
U.S. Treasury Notes	1.625%	10/31/26	570,000	530,679
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,339,866
U.S. Treasury Notes	0.750%	1/31/28	250,000	217,940
U.S. Treasury Notes	1.250%	3/31/28	7,030,000	6,276,472
U.S. Treasury Notes	2.625%	7/31/29	96,660,000	92,680,326
U.S. Treasury Notes	2.750%	8/15/32	1,660,000	1,601,641
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	2,169,194

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $226,291,685)				200,353,681

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 10.7%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	3.250%	9/15/34	730,000	716,097	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	2.879%	4/25/35	40,184	40,163	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	4.538%	6/17/39	1,810,000	1,804,072	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	3.258%	1/16/37	1,030,000	992,346	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	1,541,100	1,517,226	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	786,148	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	2,640,326
BPR Trust, 2021-TY B (1 mo. USD LIBOR + 1.150%)	3.541%	9/15/38	2,140,000	2,041,354	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	206,579	197,678	(a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	400,000	400,977	(a)(b)(d)

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	3.080%	10/15/38	$961,466	$927,439	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	3.310%	2/15/39	877,796	850,203	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	384,839	348,600	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	623,673
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	549,006	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	77,960
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	66,855	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.216%	10/10/46	40,000	30,951	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.235%	3/10/47	2,512,707	27,982	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,607,235	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	600,186	565,532	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,478,949	1,356,715	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	478,471	454,638	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/25/23 then 3.877%)	2.877%	7/25/49	1,052,049	998,062	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	3.371%	5/15/36	190,000	187,964	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	747,839	709,097	(a)(b)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	1,501,534	1,378,904	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	343,871	293,001	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	265,504	242,074	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	585,292	482,554	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	392,119	342,301	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	624,362	568,528	(a)(b)
CSMC Trust, 2022-7R 1A1	0.000%	10/25/66	1,190,000	1,189,005	(a)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,545,588	1,383,533	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	996,495	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	951,226	879,669	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	1,095,801	968,247	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	470,250	415,801	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.705%	3/25/29	2,457,925	76,547	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.093%	5/25/29	$1,986,399	$101,879	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	574,172
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	944,535	47,932
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.859%	9/15/42	249,304	23,340	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	142,680	20,814
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	334,529	52,096
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	176,712	26,046
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	88,264	12,265
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	100,000	96,481
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	3.683%	10/25/41	1,230,000	1,164,022	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	3.183%	1/25/42	1,289,752	1,261,967	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	3.483%	2/25/42	1,659,598	1,653,577	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	4.583%	2/25/42	2,000,000	1,952,891	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	4.383%	5/25/42	1,389,793	1,394,804	(a)(b)

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.709%	8/15/44	$90,891	$10,007	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	4.483%	8/25/33	1,930,000	1,902,689	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.444%	11/25/24	84,065	84,932	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	8.444%	9/25/28	556,620	583,444	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	3.833%	12/25/41	2,140,000	2,014,402	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	260,000	256,949
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	414,850	386,760
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	191,846	182,314
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	6,399	151
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.706%	6/25/43	20,777	2,755	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	541,441	35,579
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.506%	12/25/43	24,326	2,839	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	255,433	237,340
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.756%	11/25/47	33,104	3,687	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	573,612
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	163,377	26,530

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	$80,004	$11,934
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	17,448	3,198
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	5,298	5,234	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.138%	8/20/58	340,364	339,190	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.248%	11/20/60	995,448	989,488	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.298%	2/20/61	113,769	113,149	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.298%	3/20/61	114,707	114,108	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.340%	4/16/53	1,422,162	6,055	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	2.148%	12/20/62	396,154	393,250	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.433%	4/16/47	4,296,757	49,025	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.118%	6/16/54	257,243	4,462	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.249%	8/16/54	1,108,138	12,446	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.193%	5/16/55	880,097	8,302	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.375%	8/16/54	867,934	10,435	(b)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	601,188	500,323
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	3.048%	4/20/70	129,560	130,728	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	4.191%	9/15/31	2,787,902	2,409,552	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	5.391%	9/15/31	2,171,435	1,733,898	(a)(b)

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
GS Mortgage Securities Corp. Trust, 2016-GS3 C	4.115%	10/10/49	$570,000	$518,885	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	236,846	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.523%	9/26/37	128,485	127,549	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.944%	5/25/37	597,391	574,019	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.389%	3/25/50	496,200	457,500	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	90,000	88,696	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.702%	9/15/47	300,000	273,597	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.373%	7/15/48	654,000	617,170	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	916,920	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.141%	5/15/28	586,094	541,844	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	3.283%	3/15/39	620,000	614,127	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	429,325	403,534	(a)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	603,148	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.336%	2/25/34	96,449	92,823	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	787,913	760,670	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,213,445
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	4.041%	5/15/36	1,692,198	1,649,401	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,342,276	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,231,691	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,382,232	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	349,568	336,174	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	428,534	418,950	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	$652,145	$630,370	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	641,057	621,555	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	341,826	301,667	(a)(b)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,897,078	1,760,621	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,766,978	1,606,906	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	346,586	300,263	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	547,082	452,921	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	448,760	391,708	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	2.875%	10/15/36	1,584,653	1,513,263	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,151,391	1,001,606	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	481,776	410,076	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	772,902	762,756	(a)(b)
SACO I Trust, 2007-VA1 A	4.736%	6/25/21	14,198	12,702	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,905,194	1,788,470	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.426%	6/25/57	1,010,000	861,834	(a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	979,146	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.683%	12/10/45	570,000	545,602	(a)(b)
VASA Trust, 2021-VASA A (1 mo. USD LIBOR + 0.900%)	3.291%	7/15/39	880,000	844,222	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	311,609	314,004
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	3.914%	8/25/34	861,101	845,018	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	3.184%	11/25/34	280,171	259,730	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	3.164%	7/25/45	1,490,848	1,395,428	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	110,882	106,758	(a)(b)

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	$1,060,000	$1,028,604	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.702%	10/15/57	4,673,324	42,100	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $92,813,263)				86,434,838

ASSET-BACKED SECURITIES - 9.4%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	3.933%	10/23/34	770,000	750,796	(a)(b)
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	4.660%	1/20/32	1,320,000	1,305,622	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	3.183%	7/25/34	388,686	379,988	(b)
AmeriCredit Automobile Receivables Trust, 2022-2 A3	4.380%	4/18/28	420,000	420,261
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.592%	4/15/31	750,000	740,250	(a)(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	990,000	954,065	(a)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	900,097	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	3.333%	1/15/37	924,000	905,189	(a)(b)
Ares LXIII CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	2.267%	4/20/35	1,340,000	1,318,843	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,542,853	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,348,318	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	3.880%	1/20/35	630,000	615,473	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	3.992%	1/15/35	740,000	719,871	(a)(b)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	2.245%	4/20/35	1,050,000	1,019,324	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	5.227%	12/16/36	2,140,000	2,001,481	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	2.942%	3/25/44	246,744	240,366	(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	3.890%	1/20/32	750,000	741,916	(a)(b)(g)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	470,886	399,363	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	3.692%	7/15/34	$1,360,000	$1,338,390	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	3.819%	7/27/31	545,508	538,168	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.410%	4/20/29	1,250,000	1,221,543	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	3.860%	7/17/34	1,020,000	1,002,387	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	4.362%	10/15/31	420,000	419,009	(a)(b)
CLI Funding VIII LLC, 2022-1A A1	2.720%	1/18/47	1,360,512	1,212,574	(a)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	964,241	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.541%	11/15/36	377,388	336,858	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.531%	1/15/37	390,999	360,970	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	3.552%	4/15/34	800,000	783,497	(a)(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	4.084%	5/20/34	2,020,000	1,967,586	(a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.150%)	3.662%	1/15/35	930,000	907,741	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	3.498%	3/25/33	285,009	278,700	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,194,101
Golub Capital Partners CLO 25M Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	4.212%	5/5/30	1,463,314	1,447,446	(a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	4.273%	10/25/34	1,730,000	1,669,855	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	877,676	768,537	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	3.996%	12/20/29	1,702,611	1,702,522	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.970%	1/20/30	492,421	489,959	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	15,867	15,766	(a)
HalseyPoint CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	4.060%	1/20/33	250,000	244,265	(a)(b)
HalseyPoint CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	4.232%	11/30/32	560,000	556,919	(a)(b)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	$524,700	$439,309	(a)
Hertz Vehicle Financing III LP, 2021-2A C	2.520%	12/27/27	1,090,000	941,341	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	540,000	473,850	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	3.923%	1/23/35	890,000	867,213	(a)(b)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	2.677%	12/27/41	394,040	391,092	(b)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	3.832%	1/15/32	490,000	485,341	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	3.751%	2/17/39	2,020,000	1,969,553	(a)(b)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	3.752%	7/15/27	78,181	77,990	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	3.457%	10/16/36	2,100,000	2,045,400	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	4.112%	7/15/29	750,000	739,183	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,299,099	1,239,441	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	4.310%	10/20/30	550,000	534,782	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	3.794%	6/25/65	1,573,688	1,567,538	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	3.494%	6/25/69	242,929	240,661	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	3.244%	12/26/33	579,436	570,240	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	261,064	257,644	(a)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	3.905%	2/14/31	720,000	708,249	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	3.853%	2/24/37	870,000	850,077	(a)(b)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	4.510%	4/20/32	1,040,000	1,027,308	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.832%	4/30/27	124	124	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	4.055%	11/14/34	750,000	731,737	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	3.790%	7/20/34	1,650,000	1,611,316	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	3.790%	4/20/34	$510,000	$499,056	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	3.642%	10/15/34	1,840,000	1,794,940	(a)(b)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	2,993,032	2,640,816
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	4.360%	10/20/31	1,410,000	1,401,047	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	7.141%	10/15/41	406,790	443,884	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	2.579%	3/15/33	379,234	378,958	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	2.579%	3/15/33	771,698	771,136	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,039,689	1,828,057	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	478,266	427,470	(a)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	3.644%	8/25/34	495,309	483,998	(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	3.233%	11/15/38	690,000	668,516	(a)(b)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	540,000	489,511	(a)
TRTX Issuer Ltd., 2022-FL5 A (30 Day Average SOFR + 1.650%)	3.633%	2/15/39	2,000,000	1,966,263	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.662%	10/15/31	1,090,000	1,073,650	(a)(b)
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	2,098,800	1,763,371	(a)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	3.732%	10/15/34	1,050,000	1,023,189	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	4.003%	10/24/34	1,110,000	1,081,288	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	4.002%	7/15/32	602,500	597,470	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $79,359,189)				75,827,119

MORTGAGE-BACKED SECURITIES - 6.4%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-6/1/52	1,333,446	1,241,846
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50-7/1/52	1,632,295	1,643,610

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50-3/1/52	$5,799,657	$5,217,228
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51	501,803	432,448	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/51	1,545,506	1,385,179	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/51-11/1/51	372,661	322,570
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/51-7/1/52	1,179,063	1,155,541
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/52-5/1/52	684,335	656,575
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	583,625	593,902
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/52	99,874	100,050	(h)

Total FHLMC				12,748,949

FNMA - 4.2%
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	100,000	97,697
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	100,000	98,037
Federal National Mortgage Association (FNMA)	3.840%	7/1/32-8/1/32	200,000	200,346
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	99,893	100,454
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	99,898	101,841
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	200,000	204,031	(d)(e)(i)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	3,886,247	3,746,227
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	9,317,953	8,746,691
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	8,841,002	7,928,146
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	134,198	143,500
Federal National Mortgage Association (FNMA)	4.000%	10/1/48-6/1/57	3,622,863	3,557,578
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	457,165	374,968
Federal National Mortgage Association (FNMA)	2.000%	4/1/51-3/1/52	5,240,683	4,524,089
Federal National Mortgage Association (FNMA)	2.500%	9/1/51	100,000	89,328	(i)
Federal National Mortgage Association (FNMA)	4.500%	9/1/51	100,000	99,422	(i)
Federal National Mortgage Association (FNMA)	3.500%	9/15/51	1,900,000	1,810,789	(i)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	6/1/52-8/1/58	$1,324,722	$1,322,460
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.424%)	2.198%	5/1/43	379,129	380,388	(b)

Total FNMA				33,525,992

GNMA - 0.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	255,313	242,832
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,579	32,559
Government National Mortgage Association (GNMA)	3.500%	5/15/50	195,155	191,312
Government National Mortgage Association (GNMA) II	3.500%	4/20/47-1/20/51	388,169	373,701	(h)
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-4/20/50	549,512	555,524
Government National Mortgage Association (GNMA) II	4.500%	10/20/48-3/20/50	598,151	604,211
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	112,488	108,355
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-4/20/52	972,191	912,337
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	417,362	378,174
Government National Mortgage Association (GNMA) II	3.500%	9/15/51	100,000	96,449	(i)
Government National Mortgage Association (GNMA) II	4.000%	9/15/51	400,000	394,281	(i)
Government National Mortgage Association (GNMA) II	3.000%	9/20/51	874,889	825,033	(h)
Government National Mortgage Association (GNMA) II	5.000%	9/20/51	300,000	304,055	(i)

Total GNMA				5,018,823

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $52,902,512)				51,293,764

SOVEREIGN BONDS - 3.0%
Canada - 0.2%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,395,735

Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	462,811

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	$410,000	$368,040
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	468,148
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	672,949
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	1,505,617

Total Colombia				3,014,754

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	631,877	(a)

Indonesia - 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	197,781	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	534,008	(j)

Total Indonesia				731,789

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,079,500	(a)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,101,852
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,440,000	2,077,578
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,367,631

Total Mexico				4,547,061

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	530,000	572,570
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	996,674
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	1,252,210

Total Panama				2,821,454

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	$440,000	$459,251
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	40,000	29,940

Total Peru				489,191

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	430,000	430,169
Republic of Poland Government International Bond, Senior Notes	3.250%	4/6/26	1,340,000	1,320,725

Total Poland				1,750,894

Russia - 0.1%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	544,000	*(a)(k)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	200,000	121,800	*(j)(k)

Total Russia				665,800

Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,176,790

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	1,900,000	1,899,608	(a)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,000,000	2,052,222
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,269,699

Total Uruguay				3,321,921

TOTAL SOVEREIGN BONDS (Cost - $28,147,905)				23,989,185

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	August 31, 2022

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $111.00	9/2/22	67	$67,000	$16,226
U.S. Treasury 5-Year Notes Futures, Call @ $111.00	9/23/22	112	112,000	62,125
U.S. Treasury 10-Year Notes Futures, Call @ $117.00	9/23/22	134	134,000	121,438

TOTAL PURCHASED OPTIONS (Cost - $210,307)				199,789

TOTAL INVESTMENTS - 98.0% (Cost - $853,195,776)				790,550,763
Other Assets in Excess of Liabilities - 2.0%				16,449,432

TOTAL NET ASSETS - 100.0%				$807,000,195

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $741,916 and the cost was $750,000 (Note 2).

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2022, the Fund held TBA securities with a total cost of $3,057,336.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	The coupon payment on this security is currently in default as of August 31, 2022.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At August 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50	169	$422,500	$(21,125)
90-Day Eurodollar Futures, Call	12/19/22	97.00	688	1,720,000	(38,700)
U.S. Treasury 5-Year Notes Futures, Call	9/23/22	111.75	224	224,000	(61,250)
U.S. Treasury 5-Year Notes Futures, Call	9/23/22	113.00	188	188,000	(11,750)
U.S. Treasury 10-Year Notes Futures, Call	9/23/22	118.75	67	67,000	(19,890)
U.S. Treasury 10-Year Notes Futures, Call	9/23/22	120.50	71	71,000	(5,547)
U.S. Treasury 10-Year Notes Futures, Call	9/23/22	122.00	203	203,000	(6,344)
U.S. Treasury 10-Year Notes Futures, Put	9/9/22	116.00	26	26,000	(6,907)
U.S. Treasury 10-Year Notes Futures, Put	9/23/22	115.50	70	70,000	(29,531)
U.S. Treasury Long-Term Bonds Futures, Put	9/2/22	133.00	22	22,000	(1,719)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $941,662)					$(202,763)

At August 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13	6/23	$3,137,902	$3,125,687	$(12,215)
90-Day Eurodollar	799	12/22	195,000,563	191,630,163	(3,370,400)
90-Day Eurodollar	214	6/23	51,821,850	51,309,175	(512,675)
90-Day Eurodollar	49	9/23	12,137,715	11,769,187	(368,528)
90-Day Eurodollar	91	12/23	22,129,029	21,900,288	(228,741)

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury 2-Year Notes	711	12/22	$148,342,960	$148,121,297	$(221,663)
U.S. Treasury 5-Year Notes	104	12/22	11,572,572	11,525,312	(47,260)
U.S. Treasury 10-Year Notes	1,128	12/22	132,801,691	131,870,250	(931,441)
U.S. Treasury Ultra 10-Year Notes	134	12/22	16,806,044	16,775,125	(30,919)

					(5,723,842)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	539	12/22	73,945,870	73,219,781	726,089
U.S. Treasury Ultra Long-Term Bonds	237	12/22	35,589,710	35,431,500	158,210

					884,299

Net unrealized depreciation on open futures contracts					$(4,839,543)

Abbreviation(s) used in this table:

SOFR — Secured Overnight Financing Rate

At August 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$13,040,000	11/18/23	3.970%*	CPURNSA*	$(48,126)	$501,626
10,490,000	5/4/24	3-Month LIBOR quarterly	1.300% semi-annually	—	(434,598)
94,348,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(2,763,134)
3,440,000	10/20/26	2.950%*	CPURNSA*	(256)	199,360
13,040,000	11/18/26	CPURNSA*	3.370%*	117,389	(590,616)
14,820,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(25,410)	602,191
10,360,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(14,484)	(669,928)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$14,623,000	5/15/27	0.710% annually	Daily SOFR Compound annually	$70,927	$1,454,702
15,928,000	8/15/28	1.130% annually	Daily SOFR Compound annually	114,136	1,517,576
10,908,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(4,660)	1,068,957
5,694,000	2/15/29	2.850% annually	Daily SOFR Compound annually	22,648	25,826
23,257,000	4/30/29	3.270% annually	Daily SOFR Compound annually	(409,256)	30,584
3,440,000	10/20/31	CPURNSA*	2.770%*	881	(194,744)
9,590,000	10/20/31	1.733% annually	Daily SOFR Compound annually	37,784	358,128
5,265,000	3/18/32	2.000% annually	Daily SOFR Compound annually	42,677	368,788
12,480,000	7/20/45	0.560% annually	Daily SOFR annually	85,368	4,667,186
2,366,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(78,823)	612,834
4,875,000	2/15/47	1.729% annually	Daily SOFR Compound annually	69,464	853,136
4,800,000	5/15/47	1.630% annually	Daily SOFR Compound annually	203,695	789,957
3,315,000	2/15/48	2.510% annually	Daily SOFR Compound annually	21,755	144,606

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$6,372,000	2/15/48	2.620% annually	Daily SOFR Compound annually	$7,263	$187,046
	3,520,000	4/21/52	2.500% annually	Daily SOFR Compound annually	3,280	139,042

Total	$285,971,000				$216,252	$8,868,525

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$168,393,000	6/20/27	1.000% quarterly	$561,591	$2,039,874	$(1,478,283)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	39

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$143,794,455	$475,009	$144,269,464
Other Corporate Bonds & Notes	—	208,182,923	—	208,182,923
U.S. Government & Agency Obligations	—	200,353,681	—	200,353,681
Collateralized Mortgage Obligations	—	86,434,838	—	86,434,838
Asset-Backed Securities	—	75,827,119	—	75,827,119
Mortgage-Backed Securities	—	51,089,733	204,031	51,293,764
Sovereign Bonds	—	23,989,185	—	23,989,185
Purchased Options	$199,789	—	—	199,789

Total Investments	$199,789	$789,671,934	$679,040	$790,550,763

Other Financial Instruments:
Futures Contracts††	$884,299	—	—	$884,299
Centrally Cleared Interest Rate Swaps††	—	$13,521,545	—	13,521,545
Total Other Financial Instruments	$884,299	$13,521,545	—	$14,405,844

Total	$1,084,088	$803,193,479	$679,040	$804,956,607

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$202,763	—	—	$202,763
Futures Contracts††	5,723,842	—	—	5,723,842
Centrally Cleared Interest Rate Swaps††	—	$4,653,020	—	4,653,020
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,478,283	—	1,478,283

Total	$5,926,605	$6,131,303	—	$12,057,908

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2022. The following transactions were effected in such companies for the period ended August 31, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$739,125	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$48,997,015	48,997,015	$48,997,015	48,997,015

	$739,125	$48,997,015		$48,997,015

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$5,774	$2,791	$741,916
Western Asset Premier Institutional Government Reserves, Premium Shares	—	13,104	—	—

	—	$18,878	$2,791	$741,916

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